Loans (Period-End Balances And Various Asset Quality Attributes By Origination Vintage For The HELOC) (Details)	Dec. 31, 2015 USD ($) number		Dec. 31, 2014 USD ($) number	Dec. 31, 2013 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income | $	$ 17,686,502,000	[1]	$ 16,230,166,000	$ 15,389,074,000
Home Equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
HELOC - Period End Balance | $	$ 2,083,015,000		$ 2,469,338,000
Avg orig FICO	743		741
Avg Refreshed FICO	734		732
Loans, net of unearned income | $	$ 2,083,015,000		$ 2,469,338,000
Home Equity | Origination Vintage Period Pre 2003
Accounts, Notes, Loans and Financing Receivable [Line Items]
HELOC - Period End Balance | $	$ 39,241,000		$ 56,335,000
Avg orig FICO	708		708
Avg Refreshed FICO	702		701
Home Equity | Origination Vintage Period 2003
Accounts, Notes, Loans and Financing Receivable [Line Items]
HELOC - Period End Balance | $	$ 73,071,000		$ 102,073,000
Avg orig FICO	719		721
Avg Refreshed FICO	711		710
Home Equity | Origination Vintage Period 2004
Accounts, Notes, Loans and Financing Receivable [Line Items]
HELOC - Period End Balance | $	$ 200,829,000		$ 282,580,000
Avg orig FICO	721		723
Avg Refreshed FICO	710		709
Home Equity | Origination Vintage Period 2005
Accounts, Notes, Loans and Financing Receivable [Line Items]
HELOC - Period End Balance | $	$ 308,328,000		$ 451,757,000
Avg orig FICO	729		731
Avg Refreshed FICO	713		722
Home Equity | Origination Vintage Period 2006
Accounts, Notes, Loans and Financing Receivable [Line Items]
HELOC - Period End Balance | $	$ 271,791,000		$ 337,440,000
Avg orig FICO	737		740
Avg Refreshed FICO	726		727
Home Equity | Origination Vintage Period 2007
Accounts, Notes, Loans and Financing Receivable [Line Items]
HELOC - Period End Balance | $	$ 297,163,000		$ 357,290,000
Avg orig FICO	744		744
Avg Refreshed FICO	729		729
Home Equity | Origination Vintage Period 2008
Accounts, Notes, Loans and Financing Receivable [Line Items]
HELOC - Period End Balance | $	$ 168,573,000		$ 194,710,000
Avg orig FICO	753		753
Avg Refreshed FICO	748		747
Home Equity | Origination Vintage Period 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
HELOC - Period End Balance | $	$ 84,415,000		$ 101,594,000
Avg orig FICO	751		751
Avg Refreshed FICO	745		743
Home Equity | Origination Vintage Period 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
HELOC - Period End Balance | $	$ 81,100,000		$ 98,214,000
Avg orig FICO	753		753
Avg Refreshed FICO	747		749
Home Equity | Origination Vintage Period 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
HELOC - Period End Balance | $	$ 78,280,000		$ 96,982,000
Avg orig FICO	759		759
Avg Refreshed FICO	751		753
Home Equity | Origination Vintage Period 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
HELOC - Period End Balance | $	$ 97,504,000		$ 119,333,000
Avg orig FICO	760		760
Avg Refreshed FICO	758		758
Home Equity | Origination Vintage Period 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
HELOC - Period End Balance | $	$ 122,403,000		$ 151,005,000
Avg orig FICO	756		758
Avg Refreshed FICO	757		760
Home Equity | Origination Vintage Period 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
HELOC - Period End Balance | $	$ 112,658,000		$ 120,025,000
Avg orig FICO	761		762
Avg Refreshed FICO	764		762
Home Equity | Origination Vintage Period 2015 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
HELOC - Period End Balance | $	$ 147,659,000		$ 0
Avg orig FICO	762		0
Avg Refreshed FICO	760		0

[1]	December 31, 2015 includes $29.7 million of held-to-maturity consumer mortgage loans secured by residential real estate in process of foreclosure.